UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2006

	Shares, Warrants, Principal Amount and Shares Subject to Call/Put		Value
Common Stocks and Warrants 57.9%
Aerospace and Defense 2.1%
Boeing	8,400	shs.	$ 662,340
General Dynamics	2,500		179,175
Honeywell International	22,000		899,800
Raytheon* (exercise price of $37.50, expiring 6/16/2011)	2,539	wts.	36,231
			1,777,546
Beverages 0.3%
Coca-Cola	5,700	shs.	254,676

Biotechnology 0.5%
Pharmion*	20,227		435,892

Capital Markets 1.1%
Goldman Sachs Group	1,700		287,589
Merrill Lynch	8,800		688,336
			975,925
Chemicals 0.6%
E.I. du Pont de Nemours	12,100		518,364

Commercial Banks 3.5%
PNC Financial Services Group	9,800		709,912
SunTrust Banks	10,400		803,712
Wachovia	25,780		1,438,524
			2,952,148
Commercial Services and Supplies 0.8%
Waste Management	18,700		685,916

Communications Equipment 1.7%
Comverse Technology*	31,200		668,928
Lucent Technologies*	136,200		318,708
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	535,356	wts.	104,394
Motorola	12,800	shs.	320,000
			1,412,030
Computers and Peripherals 1.2%
EMC*	55,900		669,682
Seagate Technology	13,800		318,644
			988,326
Consumer Finance 1.1%
Capital One Financial	11,700		920,322

Containers and Packaging 1.7%
Packaging Corp. of America	26,900		624,080
Smurfit-Stone Container*	69,400		777,280
			1,401,360
Diversified Financial Services 4.7%
Bank of America	18,020		965,331
Citigroup	32,478		1,613,182
JPMorgan Chase	30,540		1,434,158
			4,012,671
Diversified Telecommunication Services 2.3%
AT&T	14,100		459,096
Citizens Communications	56,700		796,068
Verizon Communications	8,500		315,605
Windstream	29,100		383,829
			1,954,598
Electric Utilities 0.7%
Duquesne Light Holdings	16,300		320,458
Westar Energy	13,200		310,332
			630,790
Energy Equipment and Services 0.5%
Tidewater	9,000		397,710

Food and Staples Retailing 1.5%
Rite Aid*	70,100		318,254
SUPERVALU	11,400		338,010
Wal-Mart Stores	13,300		655,956
			1,312,220
Gas Utilities 0.9%
Peoples Energy	19,300		784,545

Health Care Equipment and Supplies 0.9%
Bausch & Lomb	3,200		160,416
Boston Scientific*	39,100		578,289
			738,705
Health Care Providers and Services 0.8%
Aetna	16,400		648,620

Hotels, Restaurants and Leisure 0.7%
Harrah's Entertainment	8,700		577,941

Industrial Conglomerates 3.1%
General Electric	53,740		1,897,022
3M	10,300		766,526
			2,663,548
Insurance 1.0%
Allstate	3,200		200,736
American International Group	9,500		629,470
			830,206
Internet Software and Services 1.2%
Google (Class A)*	1,500		602,850
Yahoo!*	15,000		379,200
			982,050
Media 1.0%
Cablevision Systems (Class A)*	22,700		515,517
Clear Channel Communications	10,810		311,868
			827,385
Metals and Mining 0.3%
Freeport-McMoRan Copper & Gold (Class B)	4,600		244,996

Multi-Utilities 4.5%
Ameren	6,100		322,019
Dominion Resources	9,500		726,655
DTE Energy	34,400		1,427,944
Public Service Enterprise Group	9,300		569,067
TECO Energy	51,300		802,845
			3,848,530
Multiline Retail 1.1%
Dollar General	43,300		590,179
Target	5,800		320,450
			910,629
Oil, Gas and Consumable Fuels 4.5%
Chevron	15,620		1,013,113
ConocoPhillips	13,300		791,749
Exxon Mobil	23,710		1,590,941
Murphy Oil	9,520		452,676
			3,848,479
Pharmaceuticals 2.5%
Eli Lilly	4,000		228,000
Pfizer	37,858		1,073,653
Wyeth	15,720		799,205
			2,100,858
Real Estate Management and Development 0.2%
Realogy*	7,350		166,698

Road and Rail 0.1%
Avis Budget Group*	2,940		53,773

Semiconductors and Semiconductor Equipment 0.7%
Broadcom (Class A)*	11,000		333,740
Texas Instruments	8,900		295,925
			629,665
Software 1.7%
Cogent*	56,100		770,253
Microsoft	25,040		684,343
			1,454,596

Specialty Retail 2.9%
Best Buy	15,900		851,604
Foot Locker	20,400		515,100
Home Depot	21,600		783,432
Urban Outfitters*	17,600		311,344
			2,461,480
Thrifts and Mortgage Finance 2.3%
Fannie Mae	6,400		357,824
Freddie Mac	5,800		384,714
Washington Mutual	27,700		1,204,119
			1,946,657
Tobacco 2.9%
Altria Group	25,965		1,987,621
Loews Corp. - Carolina Group	8,000		443,120
			2,430,741
Wireless Telecommunication Services 0.3%
Sprint Nextel	15,200		260,680

Total Common Stocks and Warrants			49,041,276

Corporate Bonds 12.0%
Air Freight and Logistics 0.3%
FedEx 5.5%, 8/15/2009	$ 220,000		221,558

Automobiles 0.2%
General Motors 8.375%, 7/15/2033	200,000		174,000

Beverages 0.1%
Anheuser-Busch 7.55%, 10/1/2030	55,000		68,090

Capital Markets 1.1%
Ameriprise Financial 5.35%, 11/15/2010	285,000		286,243
Bear Stearns 5.7%, 11/15/2014	95,000		96,517
Goldman Sachs Group 5.35%, 1/15/2016	70,000		68,832
Lehman Brothers Holdings 5.75%, 5/17/2013	160,000		163,065
Morgan Stanley 5.625%, 1/9/2012	275,000		278,878
			893,535
Chemicals 0.7%
Huntsman International 7.375%, 1/1/2015†	150,000		152,250
Lyondell Chemical 8.25%, 9/15/2016	200,000		204,000
Nova Chemicals 8.405%, 11/15/2013#	200,000		205,000
			561,250
Commercial Banks 0.8%
Bank of America 6.25%, 4/15/2012	160,000		168,107
KeyCorp 5.571%, 6/2/2008#	120,000		120,327
Republic New York 5.875%, 10/15/2008	105,000		106,232
US Bank 6.375%, 8/1/2011	105,000		110,316
Wachovia 5.7%, 8/1/2013	70,000		71,700
Wells Fargo Bank 5.75%, 5/16/2016	70,000		71,978
			648,660
Consumer Finance 0.3%
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		296,546

Containers and Packaging 0.3%
Berry Plastics 8.875%, 9/15/2014†	200,000		202,000
Jefferson Smurfit 8.25%, 10/1/2012	100,000		96,250
			298,250
Diversified Financial Services 1.0%
Bank of America 5.375%, 8/15/2011	20,000		20,196
CIT Group 4.75%, 8/15/2008	220,000		218,250
Citigroup:
5.1%, 9/29/2011	60,000		59,883
5.85%, 8/2/2016	140,000		144,968
iPayment 9.75%, 5/15/2014†	250,000		256,250
JPMorgan Chase 5.875%, 3/15/2035	15,000		15,268
Western Union 5.93%, 10/1/2016†	95,000		95,961
			810,776

Diversified Telecommunication Services 0.6%
BellSouth 5.2%, 9/15/2014	125,000		120,675
Qwest 7.5%, 10/1/2014†	50,000		51,875
Qwest Communications 8.905%, 2/15/2009#	200,000		204,750
Sprint Capital 8.75%, 3/15/2032	30,000		36,690
Telecom Italia Capital 6.2%, 7/18/2011	95,000		96,227
Verizon Communications 5.35%, 2/15/2011	5,000		5,018
			515,235
Electric Utilities 1.0%
Carolina Power & Light 5.25%, 12/15/2015	255,000		251,183
Commonwealth Edison 3.7%, 2/1/2008	140,000		136,842
FPL Group Capital 6.35%, 10/1/2066#	50,000		50,708
MidAmerican Energy Holdings 6.125%, 4/1/2036†	100,000		101,426
Ohio Power 6%, 6/1/2016	100,000		102,884
San Diego Gas & Electric 6%, 6/1/2026	80,000		83,281
Tampa Electric 6.55%, 5/15/2036	105,000		112,776
			839,100
Food Products 0.3%
Dean Foods 6.625%, 5/15/2009	140,000		141,225
Smithfield Foods 7%, 8/1/2011	140,000		141,750
			282,975
Health Care Providers and Services 0.4%
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		144,375
HealthSouth 11.418%, 6/15/2014#	200,000		205,000
			349,375
Household Products 0.1%
Procter & Gamble 5.5%, 2/1/2034	55,000		55,034

Insurance 0.4%
CNA Financial 6%, 8/15/2011	195,000		197,938
Endurance Specialty Holdings 6.15%, 10/15/2015	95,000		93,847
Hartford Financial Services Group 5.95%, 10/15/2036	40,000		40,138
			331,923
Media 0.7%
Cablevision Systems 9.62%, 4/1/2009	200,000		213,750
Comcast:
5.9%, 3/15/2016	130,000		130,293
6.45%, 3/15/2037	70,000		70,267
XM Satellite Radio 9.989%, 5/1/2013#	200,000		191,000
			605,310
Multi-Utilities 0.1%
Consolidated Edison 5.5%, 9/15/2016	70,000		70,328

Office Electronics 0.3%
Xerox 6.4%, 3/15/2016	285,000		285,000

Oil, Gas and Consumable Fuels 0.7%
Anadarko Petroleum 6.45%, 9/15/2036	50,000		51,242
ConocoPhillips Australia Funding 5.5%, 4/15/2013	185,000		187,716
Peabody Energy 6.875%, 3/15/2013	140,000		138,600
Pemex Project Funding 8%, 11/15/2011	200,000		220,100
			597,658
Paper and Forest Products 0.5%
Abitibi-Consolidated 8.89%, 6/15/2011	200,000		197,000
Bowater 8.39%, 3/15/2010#	200,000		203,750
			400,750
Pharmaceuticals 0.1%
Abbott Laboratories 5.875%, 5/15/2016	50,000		51,892

Real Estate Investment Trusts 0.5%
AvalonBay Communities 5.75%, 9/15/2016	100,000		101,187
iStar Financial 5.95%, 10/15/2013†	100,000		100,648
Nationwide Health Properties 6.5%, 7/15/2011	200,000		204,721
			406,556
Real Estate Management and Development 0.3%
AMB Property 5.9%, 8/15/2013	100,000		101,707
ERP Operating 5.2%, 4/1/2013	200,000		197,070
			298,777
Specialty Retail 0.2%
GameStop 9.383%, 10/1/2011#	200,000		209,000

Textiles, Apparel and Luxury Goods 0.2%
Levi Strauss 9.28%, 4/1/2012	200,000		207,000

Thrifts and Mortgage Finance 0.5%
Countrywide Funding 5.625%, 7/15/2009	265,000		267,669
PMI Group 6%, 9/15/2016	70,000		71,019
Residential Capital 6.375%, 6/30/2010	80,000		81,009
			419,697
Wireless Telecommunication Services 0.3%
Nextel Partners 8.125%, 7/1/2011	140,000		147,700
Rogers Wireless 7.25%, 12/15/2012	140,000		147,175
			294,875

Total Corporate Bonds			10,193,150

US Government and Government Agency Securities 10.2%
US Government Securities 4.3%
US Treasury Bonds:
8.125%, 8/15/2021	245,000		330,176
5.375%, 2/15/2031	620,000		669,842
4.5%, 2/15/2036	636,000		609,616
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	281,903		275,516
2.5%, 7/15/2016	105,785		107,934
US Treasury Notes:
4.25%, 11/30/2007	410,000		407,198
4.875%, 4/30/2008	115,000		115,202
4.875%, 8/15/2009	95,000		95,675
3.5%, 2/15/2010	125,000		120,747
4.875%, 8/15/2016	550,000		560,571
5.125%, 5/15/2016	295,000		306,109
			3,598,586
Government Agency Securitiesø 4.5%
Fannie Mae:
5.4%, 4/13/2009	200,000		200,048
5.5%, 2/22/2011	865,000		865,563
6%, 8/1/2036#	234,943		237,402
6%, 9/1/2036	190,000		190,936
6.125%, 8/1/2036#	314,632		318,171
TBA 6.5%, 10/2006	665,000		677,261
Freddie Mac Gold:
5.4%, 2/28/2011	435,000		435,092
5.2%, 3/5/2019	745,000		725,919
TBA 5%, 10/2006	180,000		173,137
			3,823,529
Government Agency Mortgage-Backed Securities††ø 1.4%
Fannie Mae:
7%, 7/1/2008	26,227		26,435
7%, 2/1/2012	16,779		16,912
8.5%, 9/1/2015	48,428		51,348
6.5%, 5/1/2017	81,582		83,428
5.5%, 2/1/2018	159,341		159,667
7%, 1/1/2032	86,225		88,800
7%, 5/1/2032	176,995		182,265
5.5%, 10/1/2035	259,119		255,492
6%, 4/1/2036	198,168		196,515
Freddie Mac Gold:
6%, 11/1/2010	61,933		62,590
8%, 12/1/2023	59,674		62,765
			1,186,217

Total US Government And Government Agency Securities			8,608,332

Preferred Stocks 8.6%
Capital Markets 1.8%
Bear Stearns:
Series E 6.15%	6,200	shs.	313,100
Series F 5.72%	6,400		311,360
Series G 5.49%	6,800		315,520
Lehman Brothers Holdings:
Series D 5.67%	6,500		312,000
Series F 6.5%	12,500		322,250
			1,574,230
Chemicals 0.7%
E. I. du Pont de Nemours:
Series A $3.50	4,300		288,100
Series B $4.50	3,500		292,250
			580,350
Commercial Banks 0.4%
HSBC USA (Series F) 5.28%#	13,100		336,015

Diversified Financial Services 1.5%
Citigroup:
Series F 6.365%	6,200		314,960
Series G 6.213%	6,300		322,686
Series H 6.231%	6,100		317,200
Series M 5.864%	6,200		314,402
			1,269,248
Electric Utilities 0.4%
Pacific Gas & Electric (Series A) 6%	12,400		307,520

Multi-Utilities 0.4%
Consolidated Edison (Series A) $5.00	3,500		307,650

Thrifts and Mortgage Finance 3.4%
Fannie Mae:
Series H 5.81%	6,600		322,740
Series L 5.125%	7,500		331,125
Series M 4.75%	8,100		334,611
Freddie Mac:
Series D 6.14%	6,500		325,000
Series F 5%	7,700		333,025
Series K 5.79%	6,100		332,450
Series O 5.81%	6,200		311,240
Series P 6%	6,200		309,070
Series R 5.7%	6,700		324,615
			2,923,876

Total Preferred Stocks			7,298,889

Options Purchased* 2.0%
Beverages 0.1%
Coca-Cola Enterprises, Call expiring January 2008 at $15	12,000		80,400

Biotechnology 0.0%
Pharmion, Call expiring December 2006 at $17.50	7,000		31,500

Communications Equipment 0.2%
Comverse Technology, Call expiring January 2007 at $20	29,700		151,470

Computers and Peripherals 0.2%
Dell, Call expiring January 2008 at $25	33,600		95,760
Seagate Technology, Call expiring January 2007 at $17.50	9,700		59,170
			154,930
Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	9,900		114,840

Food Products 0.0%
Kraft Foods (Class A), Put expiring March 2007 at $30	8,500		3,400

Health Care Equipment and Supplies 0.2%
Bausch & Lomb, Call expiring January 2008 at $50	8,700		74,385
Boston Scientific, Call expiring January 2009 at $20	27,600		62,100
			136,485
Industrial Conglomerates 0.0%
3M, Call expiring January 2009 at $80	1,100		9,240

Internet Software and Services 0.1%
eBay, Call expiring January 2008 at $30	11,600		58,000
Yahoo!, Call expiring January 2009 at $30	12,500		58,750
			116,750
Multiline Retail 0.1%
Dollar General, Call expiring January 2008 at $15	47,900		74,245

Oil, Gas and Consumable Fuels 0.0%
Murphy Oil, Call expriring January 2008 at $50	4,800		29,760

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2008 at $20	6,800		36,720

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group, Call expiring January 2009 at $20	14,000		92,400

Software 0.3%
Activision, Call expiring January 2008 at $15	40,700		140,415
Cogent, Call expiring March 2007 at $12.50	33,400		100,200
			240,615
Tobacco 0.4%
Altria Group, Call expiring January 2008 at $75	8,100		67,230
Altria Group, Call expiring January 2008 at $80	20,700		120,060
Altria Group, Call expiring January 2008 at $85	32,000		131,200
			318,490
Wireless Telecommunication Services 0.1%
Sprint Nextel, Call expiring January 2009 at $20	26,600		62,510

Total Options Purchased			1,653,755

Collateralized Mortgage Obligations†† 0.8%
Commercial Banks 0.4%
Wells Fargo 4.733%, 7/25/2034#	$ 300,444		292,865

Thrifts and Mortgage Finance 0.4%
Indymac Index Mortgage Loan Trust 6.213%, 3/25/2036#	332,252		337,315

Total Collateralized Mortgage Obligations			630,180

Asset-Backed Securities†† 0.6%
Household Durables 0.3%
Centex Home Equity 7.37%, 12/25/2032	247,183		247,607

Thrifts and Mortgage Finance 0.3%
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	247,616		239,658

Total Asset-Backed Securities			487,265

Short-Term Holdings 7.2%
Corporate Notes 3.3%
Capital Markets 3.3%
Goldman Sachs Group:
13%, 12/20/2006†(1)	4,700		461,770
8.25%, 7/27/2007†(2)	12,258		310,753
13.75%, 8/2/2007†(3)	28,760		532,261
9.8%, 9/27/2007†(4)	13,803		310,678
Merrill Lynch 13.6%, 3/27/2007†(5)	8,683		313,804
Morgan Stanley:
10.6%, 3/27/2007†(6)	11,675		320,245
10.25%, 8/25/2007†(6)	18,335		513,563

			2,763,074
Fixed Time Deposit 2.4%
BNP Paribas, Grand Cayman 5.36%, 10/2/2006	2,070,000		2,070,000

Commercial Paper 0.9%
AIG Funding 5.23%, 10/12/2006	535,000		534,067
American Express Credit 4.8375%, 11/1/2006	215,000		214,076
			748,143
US Government Securities 0.6%
US Treasury Notes 2.875%, 11/30/2006	530,000	shs.	528,386

Total Short-Term Holdings			6,109,603

Total Investments 99.3%			84,022,450

Other Assets Less Liabilities 0.7%			634,224

Net Assets 100.0%			$84,656,674

Schedule of Options Written

Put Options Written*
Foot Locker, expiring November 2006 at $25	24,000	shs.	(2,880)
Hewlett-Packard, expiring November 2006 at $35	137,000		(13,015)
Total Put Options Written			$(15,895)

____________
*	Non-income producing security.
TBA - To-be-announced.
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
††
 Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2006.
(1)
These notes are exchangeable at maturity for the value of the common stock of five companies in the home building industry. The maturity value of each stock is limited to 115% of the stock's price at the date of purchase of the notes.

(2)
These notes are exchangeable at maturity for the value of the common stock of Yahoo! (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(3)
These notes are exchangeable at maturity for the value of the common stock of Marvell Technology Group (Semiconductors and Semiconductor Equipment). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(4)
These notes are exchangeable at maturity for the value of the common stock of Seagate Technology (Computers and Peripherals). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(5)
These notes are exchangeable at maturity for the value of the common stock of Peabody Energy (Oil, Gas and Consumable Fuels). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(6)
These notes are exchangeable at maturity for the value of the common stock of eBay (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(7)	All or part of the security is held as collateral for options written. As of September 30, 2006, the value of securities held as collateral was $528,386.

At September 30, 2006, the cost of investments for federal income tax purposes was $82,209,314. The tax basis gross appreciation and depreciation of portfolio securities were $3,661,897 and $1,848,761, respectively. Net appreciation was $1,813,136.

Security Valuation Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.